Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
Note 14 - Supplemental Cash Flow Information

2013
For the six months ended June 30, 2013 we issued 458,553 shares of our common stock to one former member of our board of directors for services rendered of which (i) 258,553 was for the settlement of previously awarded restricted stock units and (ii) 200,000 valued at $15,000 for unpaid services rendered in 2012, which had been expensed and included in our accounts payable at December 31, 2012.

For the six months ended June 30, 2013 we issued an aggregate of 60,000 shares of our common stock valued at $4,200 to six individuals for services rendered.

For the six months ended June 30, 2013 we awarded 686,667 restricted stock units issued valued at $51,500 to four members of our board of directors for services rendered in 2012. The value of these awards had been expensed and included in our Accounts Payable at December 31, 2012.

For the six months ended June 30, 2013 we recorded a $136,621 loss on disposal of assets of which (i) $40,824 was for the abandonment of lease hold improvements related to our move from our 7050 Union Park location, (ii) $25,685 related to the retirement of furniture & fixtures, (iii) $70,112 related to equipment sold or no longer in use. Additionally, we received cash proceeds net of costs from these sales of $75,423.

For the six months ended June 30, 2013 we recorded a $414,474 gain on extinguishment of debt resulting from the issuance of 2,240,852 shares of our common stock valued at $153,860 and the payment of $137,865 in cash, of which $66,646 had been paid at June 30, 2013, to 19 of our accounts payable vendors.

For the six months ended June 30, 2013 an aggregate non-cash expense of $527,162 was recorded for the accretion of notes payable as follows: (i) $166,668 for our unsecured convertible note and (ii) $360,494 for our 2012 secured convertible notes.

For the six months ended June 30, 2013, we recognized $151,047 in depreciation and amortization expense from the following: (i) $1,167 related to cost of sales for equipment used directly by or for customers, (ii) $144,805 related to other property and equipment, and (iii) $5,075 for patent amortization.

2012

During the six months ended June 30, 2012, we issued 250,000 shares of our common stock valued at $137,500 to one consultant in consideration for cancellation of a warrant issued for consulting services rendered.

For the six months ended June 30, 2012 an aggregate non-cash expense of $265,636 was recorded for the accretion of notes payable as follows: (i) $166,668 for the unsecured convertible note and (ii) $98,968 for the Bridge Loan.

For the six months ended June 30, 2012, we recognized $723,194 in depreciation and amortization expense from the following: (i) $396,520 related to cost of sales for equipment used directly by or for customers, (ii) $321,599 related to other property and equipment, and (iii) $5,075 for patent amortization.

Note 16 - Supplemental Cash Flow Information

2012

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During the year ended December 31, 2012 we issued 586,164 shares our common stock, valued at $222,742 to a placement agency for services rendered related to our 2012 Equity Financing and Debt Restructuring agreement

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During the year ended December 31, 2012, we issued 496,000 shares of our common stock valued at $177,313 to two consultants and one corporation of which (i) 250,000 shares was in consideration for cancellation of a warrant issued for consulting services rendered and (ii) 246,000 was for consulting services rendered.

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During the year ended December 31, 2012, we recognized $1,024,754 in depreciation and amortization expense from the following: (i) $466,606 related to cost of sales for equipment used directly by or for customers, (ii) $547,997 related to equipment other property and equipment, and (iii) $10,151 for patent amortization.

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For the year ended December 31, 2012, an aggregate non-cash expense of $941,225 was recorded for the accretion of our convertible notes of which (i) $501,166 was for the accretion of our 2012 Secured Convertible Note (ii) $333,336 was related to our unsecured convertible note and (iii) $106,723 was for our bridge loan.

2011

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During the year ended December 31, 2011, we granted options to acquire up to 600,000 shares of our common stock valued at $389,000 to two consultants in consideration of consulting services to be rendered by the consultants over a one-year period pursuant to a written consulting agreement. For the year ended December 31, 2011, the value of options is being recognized over the contract period and $364,000 was included in stock based compensation.

•	During the year ended December 31, 2011 we issued 135,369 shares our common stock to an individual for interest owed on a debt obligation, valued at $81,221 which was accrued at December 31, 2010.

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During the year ended December 31, 2011 we acquired 414,172 IDI common share equivalents in exchange for 27,611 shares of our common stock valued at $10,760 which was expensed to research and development.

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During the year ended December 31, 2011, we recognized $1,483,868 in depreciation and amortization expense from the following: (i) $798,677 related to cost of sales for equipment used directly by or for customers, (ii) $675,040 related to equipment other property and equipment, and (iii) $10,151 for patent amortization.

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For the year ended December 31, 2011, an aggregate non-cash expense of $340,377 was recorded for the accretion of our convertible notes of which (i) $333,336 was related to our unsecured convertible note and (ii) $7,041 was for our bridge loan.

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On March 21, 2011, the Company, converted $784,292 of its short-term debt into equity through the issuance of common stock and warrants to two lenders at the same unit pricing as the Equity Financing. In consideration of converting the short- term loans on the basis of $1.20 for two shares of common stock plus one warrant at an exercise price of $1.00, the Company issued 1,307,153 shares of common stock and warrants to acquire up to 653,576 shares of common stock, which warrants have a five year term and are exercisable at $1.00 per share. The $784,292 above is net of expense and includes $109,292 of interest of which $89,658 was accrued in the year ended December 31, 2010 and $19,634 which was included as interest expense for the year ended December 31, 2011. The Company's objective for converting the short-term debt into equity is to conserve cash for further market development.

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In March 2011, we granted to the holder of our senior unsecured convertible note a warrant to acquire 400,000 shares of our common stock at an exercise price of $.05 per share in consideration of a waiver of the holder's reset provision that allowed us to convert certain short terms loans to equity without causing an adjustment in the conversion price of our senior note.  The warrants had a 5-year life from the date of grant, contained full-ratchet anti-dilution price protection provisions and were valued at $404,000 using a Black Scholes pricing model on the date of grant. During the year ended December 31, 2011, the warrant holder exercised these warrants using a cashless provision resulting in the company issuing 372,272 shares of our common stock

We paid no cash for income taxes during the years ended December 31 2012 and 2011.